Common Stock, Preferred Stock, and Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Share Based Compensation Expense

The Company recorded share-based compensation expense on the consolidated statements of operations for the periods indicated as follows (in thousands):

	For The Years Ended December 31,
	2024	2023	2022
Cost of goods	$2,115	$—	$—
Cost of services	$3,296	$—	$—
Selling, general, and administrative expense	$55,925	$3,780	$3,364

Summary of RSU activity

The following table summarizes the RSU activity under the 2024 Incentive Plan for the period presented:

	Units	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding RSUs at January 1, 2024	—	$—		$—
Granted	11,992,687	11.85
Forfeited	(1,163,490)	11.53
Vested	(241,971)	13.00
Outstanding RSUs at December 31, 2024	10,587,226	$11.85	2.51	$180.3

Summary of Weighted Average Assumptions Used to Estimate Fair Value of Options Granted

The following table summarizes the weighted average assumptions used to estimate the fair value of options granted during the periods presented:

	2024	2023	2022
Expected volatility (range)	43.8 - 52.5%	35.0 - 50.0%	40.0 - 50.0%
Risk free interest rate (range)	3.9 - 4.1%	4.24 - 5.52%	2.35 - 4.78%
Expected dividends	—	—	—
Average expected term (years)	6.0	0.5 - 7.5	1.0 - 7.5
Average fair value per share of time-based stock options based on the Black-Scholes-Merton model (dollars)	$6.86	$9.69	$10.08
Average fair value per share of performance stock options based on the Monte Carlo simulation (dollars)	$—	$3.10	$5.77
Weighted average fair value of options granted (in millions)	$11.40	$9.20	$7.76

Time-Based Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Stock Options

The following table summarizes the Time-Based Options stock incentive plan activity under the 2017 Stock Plan and the 2024 Incentive Plan for the period presented:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value (in millions)	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Term (years)
Outstanding options at January 1, 2024	7,053,665	$9.57	$26.7	$89.7	6.3
Granted	1,662,309	12.85	11.4
Forfeited, repurchased or expired	(290,997)	16.56	(2.3)
Exercised	(146,159)	6.52	(0.3)
Outstanding options at December 31, 2024	8,278,818	$9.98	$35.5	$64.2	6.1

Exercisable options at December 31, 2024	6,082,815	$8.28	$19.60	$56.4	5.1

Tier I and II Performance Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Stock Options

The following table summarizes the Tier I and II Performance Option stock incentive plan activity under the 2017 Stock Plan for the period presented:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value (in millions)	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Term (years)
Outstanding options at January 1, 2024	7,086,458	$8.14	$15.1	$100.3	5.9
Granted	—	—	—
Forfeited, repurchased or expired	(341,010)	14.58	(1.1)
Exercised	(88,449)	6.58	(0.2)
Outstanding options at December 31, 2024	6,656,999	$7.82	$13.8	$63.9	5.0

Exercisable options at December 31, 2024	3,355,049	$7.84	$7.00	$32.2	5.0